Shareholder Fees	Aug. 26, 2025 USD ($)
NYLI CBRE Real Assets ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
NYLI MacKay Core Plus Bond ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI MacKay High Income ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI MacKay Securitized Income ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI MacKay Muni Insured ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI MacKay Muni Short Duration ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI MacKay Muni Intermediate ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI MacKay California Muni Intermediate ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI Winslow Large Cap Growth ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	0
NYLI Winslow Focused Large Cap Growth ETF [Member]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0